NET SALES (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Sales
Fiscal incentives	R$ 1,245.8	R$ 1,048.3	R$ 1,036.7